Interest in Other Entities (Details) - Schedule of consequences of changes in ownership rights - Jeffs’ Brands {Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of consequences of changes in ownership rights [Line Items]
Recognition of non-controlling interests upon consolidation	$ (1,156)
Non-cash consideration upon consolidation	(71)
Non-controlling interest share of intercompany financial expenses	126
Capital reserve - other loans (note 3E)	108
Capital reserve – intercompany loan (note 3E)	(421)
Change in capital attributed to the owner of Jeffs’ Brands	$ (1,414)